Risk Management and Fair Values (Tables)	12 Months Ended
Dec. 31, 2019
Risk Management and Fair Values [Abstract]
Schedule of capital risk

	December 31, 2019	December 31, 2018
Total borrowing	1,075,084	1,092,783
Less: cash and cash equivalents	(20,620,478)	(21,026,103)
Net debt	(19,545,394)	(19,933,320)
Total equity	55,053,098	54,301,321
Total capital	35,507,704	34,368,001
Gearing ratio	(36)%	(37)%

Schedule of liquidity risk

As at December 31, 2019

	Within 1 year	Over 1 year	Total
Short-term bank loans and related interests	1,075,084	-	1,075,084
Trade and other payables	4,578,419	-	4,578,419
Related parties payables	560,165	-	560,165
Total	6,213,668	-	6,213,668

As at December 31, 2018

	Within 1 year	Over 1 year	Total
Short-term bank loans and related interests	1,092,783	-	1,092,783
Trade and other payables	5,278,460	-	5,278,460
Related parties payables	445,614	-	445,614
Total	6,816,857	-	6,816,857

Schedule of recurring fair value measurements
	December 31, 2019 Level 2	December 31, 2018 Level 2
Recurring far value measurements
Liabilities:
Warrant liabilities	-	-
	-	-